Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2018
Related party disclosures
Summary of arm's length transactions with related parties

	March 31,
	2016	2017	2018
Significant Influence
Rendering of services	4	22,041	6,910
Interest expense	2,618	—	—
Loan taken	400,000	—	—
Loan repaid	400,000	—	—
Group Companies of entities having significant influence
Rendering of services	6,819	88,932	169,342
Advertisement expense	—	15,154	5,247
Interest expense	—	220	4,428
Communication expense	16,424	12,971	11,491
Legal and professional fees	—	—	5,497
Insurance expense	278	8	6
Other entities where the company considers there to be a significant influence due to significant transaction with investor
Legal and professional fees	—	101,353	—
Joint venture company
Rendering of services	3	—	—
Recovery of expenses	133	—	103
Loan given	—	—	7,500
Interest income	—	—	78

	March 31,
	2017	2018
Significant Influence
Trade payable	—	1,092
Trade receivable	4,640	3,504
Group Companies of entities having significant influence
Trade payable	5,581	15,675
Trade receivable	14,793	53,475
Joint venture company
Prepayment and other asset	86	7,759
Other current financial assets	—	70

Schedule of key management compensation

	March 31,
	2016	2017	2018
Short-term employee benefits	17,239	28,760	47,369
Contributions to defined contribution plans	22	22	22
Profit linked bonus	3,796	27,187	8,790
Directors Sitting fee's	—	2,762	9,947
Share based payment	8,920	353,271	447,848
Total compensation paid to key management personnel	29,977	412,002	513,976

Schedule of Directors' loan and advances
Year ended	Interest income	Advances given	Repayment/ settlement of advances	Receivable
March 31, 2018	—	337	337	—
March 31, 2017	64	872	2,359	—